State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 16, 2016

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 26, 2016

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Service Class (TYSXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

Trust Class (TPLXX)

(each, a “Fund,” and together, the “Funds”)

The Funds’ Statement of Additional Information (the “SAI”) is revised to restate in its entirety the paragraph under the heading “Variable and Floating Rate Securities” within the section entitled “Additional Investments and Risks” on page 10 of the SAI as follows:

The Portfolios may invest in variable and floating rate securities. In general, variable rate securities are instruments issued or guaranteed by entities such as (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE